UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                 |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Matrix Asset Advisors, Inc.

                                 Address: 747 Third Avenue, 31st Floor

                                          New York, NY  10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017
- ------------------------      -------------------         --------------------
                                |_|  13F HOLDINGS REPORT.
                                |_|  13F NOTICE.
                                |X|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:1

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:1

No. 13F File Number                       Name
    028-12230                             ALPS ADVISERS, INC.

Matrix Asset Advisors, Inc.
FORM 13F
31-Mar-08

                                                                                                                  Voting Authority
                                                                                                                 ------------------
                                 Title of                    Value    Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                    class        CUSIP       (x$1000)   Prn Amt   Prn  Call  Dscretn  Managers    Sole   Shared  None
------------------------------   --------   ------------   --------   --------  ---  ----  -------  --------   ------  ------  ----
3M Company                        COM       88579y101         42555     537654   SH         Sole     112400    425254
AT&T Inc.                         COM       00206r102           233       6092   SH         Sole                 6092
American International Group I    COM       026874107         36855     852134   SH         Sole     163000    689134
Analog Devices                    COM       032654105         35794    1212523   SH         Sole     292000    920523
BP PLC - ADR                      COM       055622104           276       4544   SH         Sole                 4544
Bank of America Corp.             COM       060505104         39154    1032806   SH         Sole     221000    811806
CVS Caremark Corp.                COM       126650100           225       5550   SH         Sole                 5550
Chevron Corp.                     COM       166764100         49205     576437   SH         Sole     117000    459437
Chubb Corp.                       COM       171232101           204       4128   SH         Sole                 4128
Cisco Systems Inc                 COM       17275R102         39711    1648451   SH         Sole     352000   1296451
Citigroup                         COM       172967101         22984    1073038   SH         Sole     244000    829038
Coca Cola                         COM       191216100          1339      21991   SH         Sole                21991
Comcast Corp. - Special Class     COM       20030N200         40873    2154614   SH         Sole     472000   1682614
ConocoPhillips                    COM       20825c104         47028     617090   SH         Sole     135000    482090
Covidien Ltd                      COM       G2552X108         50206    1134592   SH         Sole     234000    900592
Dell Inc                          COM       24702r101         42309    2123938   SH         Sole     452000   1671938
Devon Energy Co.                  COM       25179m103         51039     489208   SH         Sole     100500    388708
Discover Financial Services       COM       254709108          7378     450717   SH         Sole     143000    307717
Exxon Mobil Corporation           COM       30231g102          2692      31824   SH         Sole                31824
First Place Financial Corp.       COM       33610t109           291      22401   SH         Sole                22401
Gap Inc.                          COM       364760108         15423     783679   SH         Sole     138000    645679
General Electric Co.              COM       369604103         52431    1416675   SH         Sole     280600   1136075
Intel Corporation                 COM       458140100         32535    1536099   SH         Sole     325000   1211099
J. P. Morgan Chase & Co.          COM       46625H100         39374     916749   SH         Sole     187500    729249
Johnson & Johnson                 COM       478160104           719      11081   SH         Sole                11081
McGraw Hill Inc.                  COM       580645109         37112    1004373   SH         Sole     218000    786373
Merck & Co., Inc.                 COM       589331107           493      13002   SH         Sole                13002
Merrill Lynch & Co.               COM       590188108         32559     799187   SH         Sole     182000    617187
MicroIslet, Inc.                  COM       59507q106            18      44500   SH         Sole                44500
Microsoft Corporation             COM       594918104         45842    1615300   SH         Sole     314000   1301300
Monster Worldwide Inc.            COM       611742107         19078     788020   SH         Sole     181000    607020
Morgan Stanley                    COM       617446448         42498     929944   SH         Sole     190000    739944
Novellus Systems                  COM       670008101         38529    1830351   SH         Sole     393000   1437351
Office Depot Inc.                 COM       676220106          9254     837458   SH         Sole     277000    560458
Omnicom Group                     COM       681919106          6707     151800   SH         Sole      26200    125600
Pfizer Inc.                       COM       717081103         37578    1795393   SH         Sole     374700   1420693
Ross Stores Inc.                  COM       778296103           783      26130   SH         Sole                26130
Royal Dutch Shell PLC ADR - A     COM       780259206           233       3375   SH         Sole                 3375
Staples, Inc.                     COM       855030102         34036    1539392   SH         Sole     352000   1187392
Symantec Corp.                    COM       871503108         25370    1526490   SH         Sole     371000   1155490
Taiwan Semiconductor S.A.         COM       874039100         10507    1023065   SH         Sole     170000    853065
Time Warner Inc                   COM       887317105         41156    2935548   SH         Sole     625000   2310548
Tyco Electronics Ltd              COM       G9144P105         19240     560605   SH         Sole     113250    447355
Tyco International LTD.           COM       G9143X208         45110    1024063   SH         Sole     216500    807563
Verizon Communications            COM       92343v104           245       6713   SH         Sole                 6713
Wachovia Corp.                    COM       929903102           242       8980   SH         Sole                 8980
Wal-Mart Stores, Inc.             COM       931142103         50506     958728   SH         Sole     200000    758728
Walgreen Co.                      COM       931422109         15077     395815   SH         Sole      86000    309815
Wells Fargo Company               COM       949746101           227       7795   SH         Sole                 7795
Western Union                     COM       959802109         49079    2307414   SH         Sole     467000   1840414
Wyeth                             COM       983024100         42706    1022646   SH         Sole     211500    811146
E-Kong Group Ltd.                           G2952Q109             1      12500   SH         Sole                12500
Prism Support Hldgs LLC                     3030551               0     250000   SH         Sole               250000
OceanBoy Farms Inc.                         674990528             0     124995   SH         Sole               124995

REPORT SUMMARY                           54 DATA RECORDS    1255019   42207597                      8937150  33270447

1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED             ALPS Advisers, Inc.
                                                             028-12230